Significant accounting policies- Useful lives (Details)	12 Months Ended
Dec. 31, 2021
Customer portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	5 years
Internally developed software | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	3 years
Internally developed software | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	5 years
Buildings, Furniture And Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property	10 years
Data Processing system
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property	5 years